Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenues	$ 2,102,831	$ 1,215,511	$ 5,238,244	$ 3,120,544	$ 4,305,566	$ 3,228,099
Cost of services	627,532	340,832	1,539,244	1,106,966	1,501,158	1,391,967
Gross profit	1,475,299	874,679	3,699,000	2,013,578	2,804,408	1,836,132
Operating costs and expenses:
General and administrative	610,232	323,139	1,405,498	990,649	1,309,166	965,159
Sales and marketing expenses	377,664	167,748	757,254	606,154	799,760	361,641
Litigation	0	0	0	0	0	206,263
Depreciation and amortization	143,689	32,523	211,212	104,020	138,349	54,704
Total operating costs and expenses	1,131,585	523,410	2,373,964	1,700,823	2,247,275	1,587,767
Net Operating income	343,714	351,269	1,325,036	312,755	557,133	248,365
Other income (expense):
Interest income (expense), net	(154,076)	(678)	(151,778)	3,348	(401)	12,711
Total other income (expense)	(154,076)	(678)	(151,778)	3,348	(401)	12,711
Net income before taxes	189,638	350,591	1,173,258	316,103	556,732	261,076
Income tax expense	72,294	137,000	475,294	123,500	251,000	21,800
Net income	$ 117,344	$ 213,591	$ 697,964	$ 192,603	$ 305,732	$ 239,276
Income per share - basic	$ 0.06	$ 0.11	$ 0.36	$ 0.10	$ 0.16	$ 0.14
Income (loss) per share - fully diluted	$ 0.05	$ 0.11	$ 0.34	$ 0.10	$ 0.15	$ 0.14
Weighted average number of common shares outstanding - basic	1,968,871	1,931,438	1,954,314	1,892,703	1,902,921	1,757,329
Weighted average number of common shares outstanding - fully diluted	2,273,497	2,001,266	2,056,995	1,956,262	1,978,617	1,770,078